Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2020 Fund

June 30, 2021

Z20-QTLY-0821
1.9884236.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	437	$8,419
Fidelity Series Commodity Strategy Fund (a)	755	4,204
Fidelity Series Large Cap Growth Index Fund (a)	305	5,368
Fidelity Series Large Cap Stock Fund (a)	300	5,942
Fidelity Series Large Cap Value Index Fund (a)	733	11,331
Fidelity Series Small Cap Opportunities Fund (a)	155	2,831
Fidelity Series Value Discovery Fund (a)	249	4,196
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,820)		42,291

International Equity Funds - 24.7%
Fidelity Series Canada Fund (a)	162	2,274
Fidelity Series Emerging Markets Fund (a)	124	1,516
Fidelity Series Emerging Markets Opportunities Fund (a)	507	13,617
Fidelity Series International Growth Fund (a)	271	5,309
Fidelity Series International Index Fund (a)	181	2,221
Fidelity Series International Small Cap Fund (a)	84	1,861
Fidelity Series International Value Fund (a)	473	5,289
Fidelity Series Overseas Fund (a)	389	5,299
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $28,108)		37,386

Bond Funds - 38.5%
Fidelity Series Corporate Bond Fund (a)	783	8,732
Fidelity Series Emerging Markets Debt Fund (a)	89	827
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	26	269
Fidelity Series Floating Rate High Income Fund (a)	17	156
Fidelity Series Government Bond Index Fund (a)	1,025	10,887
Fidelity Series High Income Fund (a)	100	958
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,000	10,980
Fidelity Series International Credit Fund (a)	8	80
Fidelity Series Investment Grade Bond Fund (a)	1,021	11,966
Fidelity Series Investment Grade Securitized Fund (a)	799	8,269
Fidelity Series Long-Term Treasury Bond Index Fund (a)	546	4,572
Fidelity Series Real Estate Income Fund (a)	50	578
TOTAL BOND FUNDS
(Cost $56,996)		58,274

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	3,564	3,564
Fidelity Series Short-Term Credit Fund (a)	226	2,293
Fidelity Series Treasury Bill Index Fund (a)	753	7,534
TOTAL SHORT-TERM FUNDS
(Cost $13,354)		13,391
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $130,278)		151,342
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$151,342

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,910	$397	$741	$--	$66	$787	$8,419
Fidelity Series Canada Fund	1,901	211	24	--	--	186	2,274
Fidelity Series Commodity Strategy Fund	3,879	108	304	--	16	505	4,204
Fidelity Series Corporate Bond Fund	8,023	533	54	54	--	230	8,732
Fidelity Series Emerging Markets Debt Fund	761	46	--	9	--	20	827
Fidelity Series Emerging Markets Debt Local Currency Fund	251	9	--	--	--	9	269
Fidelity Series Emerging Markets Fund	1,538	73	160	--	15	50	1,516
Fidelity Series Emerging Markets Opportunities Fund	13,905	590	1,524	--	178	468	13,617
Fidelity Series Floating Rate High Income Fund	148	7	--	2	--	1	156
Fidelity Series Government Bond Index Fund	9,893	892	45	27	(1)	148	10,887
Fidelity Series Government Money Market Fund 0.08%	4,074	219	729	1	--	--	3,564
Fidelity Series High Income Fund	880	57	--	11	--	21	958
Fidelity Series Inflation-Protected Bond Index Fund	10,047	728	23	--	--	228	10,980
Fidelity Series International Credit Fund	79	--	--	--	--	1	80
Fidelity Series International Growth Fund	4,676	468	252	--	14	403	5,309
Fidelity Series International Index Fund	1,952	214	48	--	2	101	2,221
Fidelity Series International Small Cap Fund	1,686	86	37	--	--	126	1,861
Fidelity Series International Value Fund	4,671	657	172	--	9	124	5,289
Fidelity Series Investment Grade Bond Fund	10,981	868	70	58	--	187	11,966
Fidelity Series Investment Grade Securitized Fund	7,693	602	64	4	--	38	8,269
Fidelity Series Large Cap Growth Index Fund	5,022	217	452	22	65	516	5,368
Fidelity Series Large Cap Stock Fund	5,486	224	168	--	25	375	5,942
Fidelity Series Large Cap Value Index Fund	10,478	517	210	--	3	543	11,331
Fidelity Series Long-Term Treasury Bond Index Fund	3,823	572	74	25	(16)	267	4,572
Fidelity Series Overseas Fund	4,684	582	344	--	46	331	5,299
Fidelity Series Real Estate Income Fund	532	18	--	1	--	28	578
Fidelity Series Short-Term Credit Fund	2,008	289	2	8	--	(2)	2,293
Fidelity Series Small Cap Opportunities Fund	2,650	168	63	--	14	62	2,831
Fidelity Series Treasury Bill Index Fund	6,476	1,079	21	1	--	--	7,534
Fidelity Series Value Discovery Fund	3,919	214	158	--	24	197	4,196
Total	$140,026	$10,645	$5,739	$223	$460	$5,950	$151,342

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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